Prepaid expenses and deposits	12 Months Ended
Jun. 30, 2025
Prepaid Expenses And Deposits
Prepaid expenses and deposits

6. Prepaid expenses and deposits:

	June 30, 2025	June 30, 2024

Construction in progress deposits	$7,963	$2,543
Other prepaids and deposits	2,330	584
Balance, end of year	$10,293	$3,127

Current	9,558	3,127
Non-current	735	-
	$10,293	$3,127

POWERBANK CORPORATION

(FORMERLY SOLARBANK CORPORATION)

Notes to Consolidated Financial Statements

(Expressed in thousands of Canadian dollars, except per share amounts and as otherwise indicated)

For the years ended June 30, 2025 and 2024